Convertible Debt – Related Party (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Debt – Related Party [Abstract]
Schedule of convertible debt
	2019 and 2020 Convertible Loans – Related party	2017 Convertible Loans	Total
Balance, December 31, 2020	$447,181	$86,189	$533,370
Accretion	60,136	-	60,136
Conversion	(471,528)	(36,709)	(508,237)
Effects of currency translation	(3,568)	(3,814)	(7,382)
Balance, December 31, 2021	$32,221	$45,666	$77,887
Accretion	1,768	-	1,768
Effects of currency translation	(1,808)	(2,609)	(4,417)
Balance, December 31, 2022	$32,181	$43,057	$75,238